Schedule of reconciliation of income taxes expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reconciliation Of Income Taxes Expense
Income (Loss) before income tax and social contribution	R$ (7,376,227)	R$ (5,817,293)	R$ 388,945
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory tax rate	R$ 2,507,917	R$ 1,977,880	R$ (132,241)
Adjustments to calculate the effective tax rate:
Equity method investees		(149)	26
Tax rate difference on the results of offshores subsidiaries	171,981	4,734	207,565
Non-deductible expenses, net	(118,734)	(124,577)	(61,219)
Exchange rate change on foreign investments	82,085	174,151	101,329
Interest on shareholders’ equity		8,693	8,212
Extemporaneous tax credit			(31,942)
Benefit constituted (not constituted) on tax loss, negative basis and temporary differences	(1,942,695)	(1,760,920)	252,567
Total income tax	192,422	(77,958)	(209,607)
Income tax and social contribution
Current	(48,862)	(95,537)	(178,621)
Defered	241,285	17,579	(30,986)
Tax expense (income)	R$ 192,423	R$ (77,958)	R$ (209,607)